Shareholder's Equity (Details Narrative) (10-K) - USD ($)											1 Months Ended								3 Months Ended						6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 13, 2019	Jan. 02, 2019	Dec. 26, 2018	Aug. 10, 2018	Aug. 10, 2018	Aug. 02, 2018	May 10, 2018	Feb. 16, 2018	Jan. 13, 2017	Sep. 07, 2016	Dec. 31, 2018	Feb. 28, 2018	Jul. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Aug. 31, 2015	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2019		Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price							$ 4.80					$ 4.25
Aggregate consideration															$ 663,000
Common stock shares issued																			10,746,780				8,397,056		10,746,780		8,714,815	8,714,815		8,397,056
Warrants to purchase of common stock							29,763
Warrant outstanding															110,494				6,143,405					110,494	6,143,405		6,143,405 [1]	6,143,405	[1]
Direct and increment cost															$ 199,000
Common stock , par value																			$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Stock-based compensation												$ 59,507							$ 922,997		$ 842,010		$ 146,429		$ 1,842,034	$ 922,010		$ 2,550,321			$ 4,384,844
Cash purchase price																								$ 294,862							294,862
Proceeds from issuance of common stock																									1,981,994	(18,500)		799,185
Shares issued price per share															$ 6.90									$ 6.90
General and administrative expenses																			$ 2,064,872		$ 1,765,489		$ 803,069	$ 2,127,813	$ 4,247,430	$ 2,458,494		$ 6,852,988		$ 5,306,884	$ 6,629,344
Common stock reserved for issuance																											310,525	310,525
Unrecognized stock based compensation expense																											$ 4,299,400	$ 4,299,400
Weighted average remaining service period																									8 years 8 months 12 days			1 year 9 months 18 days
Weighted average fair value of options granted																							$ 1.88		$ 4.92			$ 3.11			$ 1.66
Stock option granted																									30,000
Stock options exercised																									38,222
Warrants expiration date							Jan. 31, 2024
2013 Incentive Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued	3,100,000		3,100,000																									1,500,000
Options vesting terms, description																									Expire up to ten years after the grant date			Expire up to ten years after the grant date
Additional shares authorized	1,000,000		600,000			1,033,324
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining service period																												2 years 3 months 19 days
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation
Cancellation of restricted stock in stock-based compensation expense																															844,000
General and administrative expenses																															$ 1,961,000
Stock option granted																												340,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants expiration date																											Jan. 31, 2024	Jan. 31, 2024
Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash purchase price				$ 20,000,000
Purchase price description				The Company may direct LPC, at its sole discretion, and subject to certain conditions, to purchase up to 10,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase. The amount of a purchase may be increased under certain circumstances provided, however that LPC cannot make any single purchase that exceeds $750,000. The purchase price of shares of common stock related to the future funding will be based on the then prevailing market prices of such shares at the time of sales as described in the Stock Purchase Agreement.
Shares issued price per share																											$ 4.43	$ 4.43
Purchase Agreement [Member] | March 31, 2019, through June 18, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued																												250,000
Net proceeds from issuance of offering																												$ 1,173,810
Shares issued price per share																											$ 4.70	$ 4.70
Common stock remaining balance																												$ 17,482,005
Option Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price									$ 4.80
Warrants to purchase of common stock									178,570
Acquisition cost to purchase intellectual property										$ 25,000
Option Agreement [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation																		$ 479,700
Milestone method, revenue of sales																		$ 87,000,000
Stock options exercised																500,000
Shares exchange ratio																		The shares exchange was at 1:1 ratio.
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price								$ 0.01
Warrants to purchase of common stock								4,599,604
Common stock , par value								$ 0.0001
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of common stock									1,390,595								1,397,098
Conversion of common stock value									$ 3,955,140								$ 3,342,000
Notes reivable from related parties																	$ 892,000
Number of common stock issued									6,473										160,000	250,000	117,000							297,000
Finders fees																															18,000
Stock options exercised																			6,100	32,122		9,601						20,759
Tranche A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price								$ 4.25
Warrants to purchase of common stock								2,299,802
Net proceeds from issuance of offering								$ 9,820,000
Tranche B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price								$ 4.25
Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Direct and increment cost															$ 15,000
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price												$ 4.25
LPC [Member] | Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase of common stock				10,000	10,000
Number of common stock issued																											297,000
Net proceeds from issuance of offering																											$ 1,344,185	$ 799,185
Proceeds from issuance of common stock					$ 20,000,000
Shares issued price per share																											$ 4.53	$ 4.53
Offering expenses																											$ 545,000
Vendor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation																			$ 28,500						$ 6,000
Common stock shares isued services																												30,000
Stock based compensation of shares issued																												$ 144,000
Price per shares																											$ 4.80	$ 4.80
Director [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation			$ 147,719																$ 219,269						$ 348,279
Number of restricted shares issued		36,000							492,624		304,000
Restricted stock units vested													246,312
Cancellation of restricted stock in stock-based compensation expense														246,312
Options vesting terms		5 years									5 years
Officers [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation																												$ 147,719
Stock option granted																												133,000
Third Party [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price							$ 4.80									$ 4.80
Warrants to purchase of common stock							29,763									178,570
Stock-based compensation							$ 55,900
Minimum [Member] | 2013 Incentive Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting terms																									2 years			2 years
Minimum [Member] | Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash purchase price					$ 750,000
Maximum [Member] | 2013 Incentive Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting terms																									4 years			4 years
Securities Purchase and Registration Rights Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price																	$ 6.90
Warrants expiration																	5 years
Common stock shares issued																	1,701,616
Warrants to purchase of common stock																	3,403,232
Proceeds from warrant exercise																															15,000,000
Finance expenses																															$ 2,434,000
Securities Purchase and Registration Rights Agreement [Member] | Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase of common stock																															1,701,616
Securities Purchase and Registration Rights Agreement [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction																	$ 10,000,000
Securities Purchase and Registration Rights Agreement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction																	$ 25,000,000
Equity Unit Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant description																	Each purchased unit (each a "Unit") comprised one common stock, and two warrant to purchase one share of common stock per warrant. The exercise price for each warrant is $6.90 per share and are eligible to be exercised on a cashless basis in the sole discretion of the holder.
Aggregate consideration																	$ 15,000,000
Warrant liabilities																															$ 3,760,000
Fair value of warrant liabilities																															$ 2,978,000

[1]	In August 2015, AIT entered into an Option Agreement (the "Option Agreement") with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the "Option") on September 7, 2016 for $25,000. Upon exercise of the Option, we became obligated to make certain one-time development and sales milestone payments to Pulmonox, commencing with the date on which we receive regulatory approval for the commercial sale of the first product candidate qualifying under the agreement. These milestone payments are almost entirely sales related and are capped at a total of $87 million across three separate and distinct indications that fall under the agreement. AIT exercised the Option in January 2017 and paid an exercise price of $500,000. AIT issued to the third party a warrant (the "Third Party Warrant") to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Company's common stock upon consummation of the merger. The shares exchange was at 1:1 ratio. The Company recorded stock-based compensation expense of $479,700 to research and development based upon the fair value using the Black-Scholes option pricing model. On May 10, 2018, the Company issued to the third-party additional warrants to purchase up to 29,763 shares of the Company at an exercise price of $4.80 per share for each share of common stock. The Company recorded stock-based compensation expense of $55,900 to research and development based upon the fair value using the Black-Scholes option pricing model.